Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2018 USD ($)
Income Tax Disclosure [Line Items]
Deferred tax assets related to net operating loss carry forwards	¥ 78,985,000	¥ 54,079,000		$ 11,489
Dividend withholding tax	0	0
Undistributed earnings	0	0
Interest and penalties related to an uncertain tax position	¥ 0	¥ 0
Income tax examination, description	In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiary and the VIE. Accordingly, the PRC tax filings from 2013 through 2018 remain open to examination by the respective tax authorities.
Minimum
Income Tax Disclosure [Line Items]
Open tax examination year	2013
Maximum
Income Tax Disclosure [Line Items]
Open tax examination year	2018
VIE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2019
VIE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2028
WFOE | Minimum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2019
WFOE | Maximum
Income Tax Disclosure [Line Items]
Deferred tax assets operating loss carry forwards expiration year	2023
Hong Kong
Income Tax Disclosure [Line Items]
Effective profits tax rate	16.50%
PRC
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effective preferential income tax rate	15.00%
Preferential income tax rate, effective period	3 years
PRC | VIE
Income Tax Disclosure [Line Items]
Effective preferential income tax rate	15.00%	15.00%
PRC | WFOE
Income Tax Disclosure [Line Items]
Effective statutory enterprise income tax rate	25.00%